Notes to the Balance Sheet - Summary of Goodwill (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Goodwill Acquired [Line Items]
Goodwill	€ 356,239,773	€ 335,574,009
Perpetual growth rate	1.00%
Beta factor	100.00%	90.00%
WACC before Tax	9.80%	8.50%
Discount rate	1.30%
Slonomics Technology [Member] | Goodwill [member]
Goodwill Acquired [Line Items]
Goodwill	€ 1,600,000
Perpetual growth rate	1.00%
Constellation Pharmaceuticals, Inc. | Goodwill [member]
Goodwill Acquired [Line Items]
Goodwill	€ 354,600,000
Beta factor	150.00%	170.00%
WACC before Tax	14.70%	14.10%